Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
September 30, 2023
MCQ-NPRT1-1123
1.9896346.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)(b)	29,362	459,515
GCI Liberty, Inc. Class A	9,740	0
Iridium Communications, Inc.	946	43,034
		502,549
Entertainment - 1.7%
AMC Entertainment Holdings, Inc. Class A (b)	6,967	55,666
Electronic Arts, Inc.	32,994	3,972,478
Liberty Media Corp. Liberty Formula One:
Class A	2,854	161,365
Class C	23,371	1,456,013
Liberty Media Corp. Liberty Live:
Class C	5,612	180,145
Series A	2,336	74,565
Live Nation Entertainment, Inc. (a)	14,593	1,211,803
Madison Square Garden Sports Corp.	2,229	392,973
Playtika Holding Corp. (a)	423	4,073
Roku, Inc. Class A (a)	13,005	918,023
Take-Two Interactive Software, Inc. (a)	19,863	2,788,567
Warner Bros Discovery, Inc. (a)	265,449	2,882,776
		14,098,447
Interactive Media & Services - 0.1%
IAC, Inc. (a)	8,885	447,715
Match Group, Inc. (a)	3,310	129,669
TripAdvisor, Inc. (a)	13,319	220,829
Zoominfo Technologies, Inc. (a)	18,071	296,364
		1,094,577
Media - 1.3%
Cable One, Inc.	628	386,622
DISH Network Corp. Class A (a)(b)	29,686	173,960
Fox Corp.:
Class A	32,006	998,587
Class B	16,093	464,766
Interpublic Group of Companies, Inc.	46,441	1,330,999
Liberty Broadband Corp.:
Class A (a)	1,582	143,820
Class C (a)	11,120	1,015,478
Liberty Media Corp. Liberty SiriusXM	18,504	471,112
Liberty Media Corp. Liberty SiriusXM Class A	8,951	227,803
News Corp.:
Class A	45,758	917,905
Class B	14,125	294,789
Nexstar Broadcasting Group, Inc. Class A	2,696	386,526
Omnicom Group, Inc.	23,768	1,770,241
Paramount Global:
Class A (b)	1,112	17,558
Class B (b)	69,525	896,873
Sirius XM Holdings, Inc. (b)	77,266	349,242
The New York Times Co. Class A	19,450	801,340
		10,647,621
TOTAL COMMUNICATION SERVICES		26,343,194
CONSUMER DISCRETIONARY - 9.2%
Automobile Components - 0.8%
Aptiv PLC (a)	32,604	3,214,428
BorgWarner, Inc.	28,088	1,133,913
Gentex Corp.	28,203	917,726
Lear Corp.	7,071	948,928
Phinia, Inc.	5,596	149,917
QuantumScape Corp. Class A (a)(b)	35,283	236,043
		6,600,955
Automobiles - 0.5%
Harley-Davidson, Inc.	15,781	521,720
Lucid Group, Inc. Class A (a)(b)	89,783	501,887
Rivian Automotive, Inc. (a)	79,858	1,938,952
Thor Industries, Inc. (b)	6,169	586,857
		3,549,416
Broadline Retail - 0.5%
eBay, Inc.	60,428	2,664,271
Etsy, Inc. (a)	6,462	417,316
Kohl's Corp.	13,253	277,783
Macy's, Inc.	32,446	376,698
Nordstrom, Inc. (b)	13,685	204,454
Ollie's Bargain Outlet Holdings, Inc. (a)	5,019	387,366
		4,327,888
Distributors - 0.5%
Genuine Parts Co.	16,904	2,440,600
LKQ Corp.	32,088	1,588,677
		4,029,277
Diversified Consumer Services - 0.2%
ADT, Inc.	25,201	151,206
Bright Horizons Family Solutions, Inc. (a)(b)	6,063	493,892
Grand Canyon Education, Inc. (a)	2,612	305,291
H&R Block, Inc.	6,409	275,972
Mister Car Wash, Inc. (a)(b)	9,072	49,987
Service Corp. International	11,257	643,225
		1,919,573
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	28,197	978,436
Boyd Gaming Corp.	8,850	538,346
Caesars Entertainment, Inc. (a)	14,654	679,213
Carnival Corp. (a)(b)	119,726	1,642,641
Cava Group, Inc. (b)	429	13,140
Darden Restaurants, Inc.	7,751	1,110,098
Doordash, Inc. (a)	7,891	627,098
Expedia, Inc. (a)	4,637	477,936
Hilton Worldwide Holdings, Inc.	16,786	2,520,921
Hyatt Hotels Corp. Class A	5,526	586,198
Marriott Vacations Worldwide Corp.	4,380	440,759
MGM Resorts International	35,245	1,295,606
Norwegian Cruise Line Holdings Ltd. (a)(b)	38,663	637,166
Penn Entertainment, Inc. (a)	18,381	421,844
Planet Fitness, Inc. (a)	5,347	262,965
Royal Caribbean Cruises Ltd. (a)	19,706	1,815,711
Travel+Leisure Co.	4,724	173,513
Vail Resorts, Inc.	4,149	920,622
Wyndham Hotels & Resorts, Inc.	9,409	654,302
Wynn Resorts Ltd.	11,745	1,085,355
Yum! Brands, Inc.	4,113	513,878
		17,395,748
Household Durables - 2.2%
D.R. Horton, Inc.	37,483	4,028,298
Garmin Ltd.	18,503	1,946,516
Leggett & Platt, Inc.	15,888	403,714
Lennar Corp.:
Class A	29,928	3,358,819
Class B	1,658	169,497
Mohawk Industries, Inc. (a)	6,377	547,210
Newell Brands, Inc.	45,620	411,949
NVR, Inc. (a)	324	1,932,109
PulteGroup, Inc.	26,264	1,944,849
Tempur Sealy International, Inc.	16,018	694,220
Toll Brothers, Inc.	13,128	970,947
TopBuild Corp. (a)	3,568	897,709
Whirlpool Corp.	6,449	862,231
		18,168,068
Leisure Products - 0.4%
Brunswick Corp.	7,864	621,256
Hasbro, Inc. (b)	15,734	1,040,647
Mattel, Inc. (a)	42,392	933,896
Polaris, Inc.	5,921	616,613
		3,212,412
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	7,121	398,278
AutoNation, Inc. (a)	3,546	536,864
Bath & Body Works, Inc.	27,605	933,049
Best Buy Co., Inc.	20,266	1,407,879
CarMax, Inc. (a)	17,963	1,270,523
Dick's Sporting Goods, Inc.	6,706	728,137
GameStop Corp. Class A (a)(b)	32,275	531,247
Gap, Inc.	23,308	247,764
Lithia Motors, Inc. Class A (sub. vtg.)	3,260	962,776
Murphy U.S.A., Inc.	124	42,375
Penske Automotive Group, Inc. (b)	2,408	402,280
Petco Health & Wellness Co., Inc. (a)(b)	9,764	39,935
RH (a)	1,731	457,607
Ross Stores, Inc.	2,700	304,965
Valvoline, Inc.	14,649	472,284
Victoria's Secret & Co. (a)	5,128	85,535
Wayfair LLC Class A (a)(b)	6,412	388,375
Williams-Sonoma, Inc. (b)	6,688	1,039,315
		10,249,188
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	13,766	724,229
Carter's, Inc.	4,412	305,090
Columbia Sportswear Co. (b)	4,286	317,593
PVH Corp.	7,516	575,049
Ralph Lauren Corp.	4,813	558,741
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	14,908	729,747
Tapestry, Inc.	26,619	765,296
Under Armour, Inc.:
Class A (sub. vtg.) (a)	24,281	166,325
Class C (non-vtg.) (a)	22,431	143,110
VF Corp.	42,160	744,967
		5,030,147
TOTAL CONSUMER DISCRETIONARY		74,482,672
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	84	32,721
Brown-Forman Corp.:
Class A (b)	476	27,656
Class B (non-vtg.)	5,292	305,295
Molson Coors Beverage Co. Class B	21,049	1,338,506
		1,704,178
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	45,797	1,041,882
BJ's Wholesale Club Holdings, Inc. (a)	10,480	747,958
Casey's General Stores, Inc.	3,839	1,042,365
Dollar Tree, Inc. (a)	25,127	2,674,769
Grocery Outlet Holding Corp. (a)	11,383	328,400
Kroger Co.	78,598	3,517,261
Performance Food Group Co. (a)	9,783	575,827
U.S. Foods Holding Corp. (a)	27,284	1,083,175
Walgreens Boots Alliance, Inc.	86,345	1,920,313
		12,931,950
Food Products - 2.0%
Bunge Ltd.	17,982	1,946,552
Campbell Soup Co.	23,024	945,826
Conagra Brands, Inc.	57,276	1,570,508
Darling Ingredients, Inc. (a)	19,087	996,341
Flowers Foods, Inc.	22,657	502,532
Freshpet, Inc. (a)(b)	3,971	261,609
Hormel Foods Corp.	34,868	1,326,030
Ingredion, Inc.	7,938	781,099
Kellanova	31,296	1,862,425
Lamb Weston Holdings, Inc.	982	90,796
McCormick & Co., Inc. (non-vtg.)	30,266	2,289,320
Pilgrim's Pride Corp. (a)	4,939	112,757
Post Holdings, Inc. (a)(b)	6,445	552,594
Seaboard Corp.	31	116,343
The J.M. Smucker Co.	11,887	1,461,031
Tyson Foods, Inc. Class A	33,476	1,690,203
		16,505,966
Household Products - 0.1%
Church & Dwight Co., Inc.	3,049	279,380
Reynolds Consumer Products, Inc.	6,514	166,954
Spectrum Brands Holdings, Inc.	4,815	377,255
		823,589
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	43,210	474,014
Olaplex Holdings, Inc. (a)	15,515	30,254
		504,268
TOTAL CONSUMER STAPLES		32,469,951
ENERGY - 5.8%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	122,003	4,309,146
Halliburton Co.	86,462	3,501,711
NOV, Inc.	47,253	987,588
TechnipFMC PLC	52,845	1,074,867
		9,873,312
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream GP LP	27,080	324,418
Antero Resources Corp. (a)	34,062	864,494
APA Corp.	4,242	174,346
Chesapeake Energy Corp. (b)	15,264	1,316,215
Coterra Energy, Inc.	89,917	2,432,255
Devon Energy Corp.	77,212	3,683,012
Diamondback Energy, Inc.	21,819	3,379,327
DT Midstream, Inc.	11,687	618,476
EQT Corp.	43,408	1,761,497
Hess Corp.	14,797	2,263,941
HF Sinclair Corp.	16,996	967,582
Marathon Oil Corp.	74,849	2,002,211
ONEOK, Inc.	50,868	3,226,557
Ovintiv, Inc.	17,217	819,013
Phillips 66 Co.	55,502	6,668,548
Range Resources Corp.	28,186	913,508
Southwestern Energy Co. (a)	132,019	851,523
The Williams Companies, Inc.	146,676	4,941,514
		37,208,437
TOTAL ENERGY		47,081,749
FINANCIALS - 16.8%
Banks - 3.0%
Bank OZK	13,018	482,577
BOK Financial Corp.	3,397	271,692
Citizens Financial Group, Inc.	57,043	1,528,752
Columbia Banking Systems, Inc.	25,084	509,205
Comerica, Inc.	15,854	658,734
Commerce Bancshares, Inc.	13,765	660,445
Cullen/Frost Bankers, Inc.	7,130	650,327
East West Bancorp, Inc.	16,912	891,432
Fifth Third Bancorp	81,763	2,071,057
First Citizens Bancshares, Inc.	1,164	1,606,436
First Hawaiian, Inc.	15,253	275,317
First Horizon National Corp.	66,946	737,745
FNB Corp., Pennsylvania	42,872	462,589
Huntington Bancshares, Inc.	173,189	1,801,166
KeyCorp	112,252	1,207,832
M&T Bank Corp.	19,922	2,519,137
New York Community Bancorp, Inc.	85,712	971,974
Nu Holdings Ltd. (a)	87,524	634,549
Pinnacle Financial Partners, Inc.	9,072	608,187
Popular, Inc.	8,473	533,884
Prosperity Bancshares, Inc.	10,493	572,708
Regions Financial Corp.	112,576	1,936,307
Synovus Financial Corp.	17,341	482,080
Webster Financial Corp.	20,914	843,043
Western Alliance Bancorp.	13,020	598,529
Wintrust Financial Corp.	7,331	553,491
Zions Bancorp NA	17,532	611,691
		24,680,886
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	4,289	559,028
Bank of New York Mellon Corp.	93,921	4,005,731
Blue Owl Capital, Inc. Class A (b)	45,811	593,711
Carlyle Group LP	25,415	766,516
Cboe Global Markets, Inc.	12,657	1,977,150
Coinbase Global, Inc. (a)(b)	20,070	1,506,856
Evercore, Inc. Class A	4,287	591,092
Franklin Resources, Inc.	34,263	842,185
Houlihan Lokey	5,639	604,050
Interactive Brokers Group, Inc.	12,166	1,053,089
Invesco Ltd.	43,746	635,192
Janus Henderson Group PLC	16,052	414,463
Jefferies Financial Group, Inc.	22,893	838,571
KKR & Co. LP	58,660	3,613,456
Lazard Ltd. Class A	13,125	407,006
MSCI, Inc.	4,624	2,372,482
NASDAQ, Inc.	41,132	1,998,604
Northern Trust Corp.	24,674	1,714,350
Raymond James Financial, Inc.	22,788	2,288,599
Robinhood Markets, Inc. (a)	79,984	784,643
SEI Investments Co.	12,215	735,709
State Street Corp.	38,323	2,566,108
Stifel Financial Corp.	12,358	759,276
T. Rowe Price Group, Inc.	26,567	2,786,081
TPG, Inc. (b)	5,463	164,546
Tradeweb Markets, Inc. Class A	9,021	723,484
Virtu Financial, Inc. Class A	10,715	185,048
XP, Inc. Class A	36,679	845,451
		36,332,477
Consumer Finance - 0.9%
Ally Financial, Inc.	32,601	869,795
Credit Acceptance Corp. (a)(b)	768	353,372
Discover Financial Services	30,053	2,603,491
OneMain Holdings, Inc.	13,517	541,897
SLM Corp.	16,345	222,619
SoFi Technologies, Inc. (a)(b)	110,486	882,783
Synchrony Financial	50,125	1,532,321
		7,006,278
Financial Services - 1.7%
Affirm Holdings, Inc. (a)(b)	26,212	557,529
Block, Inc. Class A (a)	41,026	1,815,811
Corebridge Financial, Inc.	17,740	350,365
Euronet Worldwide, Inc. (a)	2,842	225,598
Fidelity National Information Services, Inc.	71,333	3,942,575
FleetCor Technologies, Inc. (a)	604	154,225
Global Payments, Inc.	31,516	3,636,631
Jack Henry & Associates, Inc.	5,984	904,422
MGIC Investment Corp.	34,281	572,150
Rocket Companies, Inc. (a)(b)	9,701	79,354
TFS Financial Corp.	5,947	70,294
The Western Union Co.	38,466	506,982
UWM Holdings Corp. Class A (b)	7,085	34,362
Voya Financial, Inc.	11,803	784,309
WEX, Inc. (a)	2,794	525,523
		14,160,130
Insurance - 6.3%
AFLAC, Inc.	72,481	5,562,917
Allstate Corp.	31,601	3,520,667
American Financial Group, Inc.	8,761	978,341
Arch Capital Group Ltd. (a)	37,001	2,949,350
Arthur J. Gallagher & Co.	24,073	5,486,959
Assurant, Inc.	6,370	914,605
Assured Guaranty Ltd.	6,815	412,444
Axis Capital Holdings Ltd.	9,375	528,469
Brighthouse Financial, Inc. (a)	7,177	351,242
Brown & Brown, Inc.	17,423	1,216,822
Cincinnati Financial Corp.	18,487	1,891,035
CNA Financial Corp.	3,123	122,890
Everest Re Group Ltd.	4,462	1,658,392
Fidelity National Financial, Inc.	31,239	1,290,171
First American Financial Corp.	12,072	681,947
Globe Life, Inc.	10,570	1,149,276
Hanover Insurance Group, Inc.	4,256	472,331
Hartford Financial Services Group, Inc.	36,683	2,601,192
Kemper Corp.	7,218	303,373
Lincoln National Corp.	18,382	453,852
Loews Corp.	22,235	1,407,698
Markel Group, Inc. (a)	1,582	2,329,479
Old Republic International Corp.	32,324	870,809
Primerica, Inc.	1,527	296,253
Principal Financial Group, Inc.	29,133	2,099,615
Prudential Financial, Inc.	44,221	4,196,131
Reinsurance Group of America, Inc.	8,006	1,162,391
RenaissanceRe Holdings Ltd.	4,445	879,754
RLI Corp.	3,775	512,985
Unum Group	23,655	1,163,589
W.R. Berkley Corp.	24,369	1,547,188
White Mountains Insurance Group Ltd.	297	444,220
Willis Towers Watson PLC	11,065	2,312,142
		51,768,529
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	71,535	675,290
Annaly Capital Management, Inc.	59,479	1,118,800
Rithm Capital Corp.	57,936	538,225
Starwood Property Trust, Inc. (b)	35,503	686,983
		3,019,298
TOTAL FINANCIALS		136,967,598
HEALTH CARE - 7.1%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	2,943	521,205
Biogen, Inc. (a)	17,356	4,460,666
BioMarin Pharmaceutical, Inc. (a)	19,884	1,759,336
Exact Sciences Corp. (a)	14,044	958,082
Exelixis, Inc. (a)	10,081	220,270
Horizon Therapeutics PLC (a)	3,118	360,721
Incyte Corp. (a)	5,794	334,719
Ionis Pharmaceuticals, Inc. (a)	2,381	108,002
Karuna Therapeutics, Inc. (a)	448	75,752
Mirati Therapeutics, Inc. (a)	5,474	238,447
Repligen Corp. (a)	3,733	593,584
Roivant Sciences Ltd. (a)	2,212	25,836
United Therapeutics Corp. (a)	5,437	1,228,055
		10,884,675
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	60,909	2,298,706
Dentsply Sirona, Inc.	25,468	869,987
Enovis Corp. (a)	6,288	331,566
Envista Holdings Corp. (a)	19,741	550,379
Globus Medical, Inc. (a)	10,228	507,820
Hologic, Inc. (a)	29,267	2,031,130
ICU Medical, Inc. (a)	2,425	288,599
Integra LifeSciences Holdings Corp. (a)	8,566	327,136
QuidelOrtho Corp. (a)	6,407	467,967
STERIS PLC	11,946	2,621,191
Tandem Diabetes Care, Inc. (a)	6,684	138,827
Teleflex, Inc.	5,659	1,111,484
The Cooper Companies, Inc.	5,852	1,860,995
Zimmer Biomet Holdings, Inc.	25,296	2,838,717
		16,244,504
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)	10,809	759,981
agilon health, Inc. (a)(b)	3,791	67,328
Amedisys, Inc. (a)	3,842	358,843
Cardinal Health, Inc.	14,986	1,301,085
Chemed Corp.	501	260,370
Encompass Health Corp.	11,084	744,401
Henry Schein, Inc. (a)	15,697	1,165,502
Laboratory Corp. of America Holdings	10,659	2,142,992
Molina Healthcare, Inc. (a)	3,176	1,041,379
Premier, Inc.	14,220	305,730
Quest Diagnostics, Inc.	13,486	1,643,404
R1 RCM, Inc. (a)	18,333	276,278
Tenet Healthcare Corp. (a)	12,160	801,222
Universal Health Services, Inc. Class B	7,298	917,578
		11,786,093
Health Care Technology - 0.1%
Certara, Inc. (a)	9,137	132,852
Doximity, Inc. (a)	8,103	171,946
Teladoc Health, Inc. (a)(b)	19,543	363,304
		668,102
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	6,657	744,386
Avantor, Inc. (a)	81,263	1,713,024
Azenta, Inc. (a)	7,703	386,614
Bio-Rad Laboratories, Inc. Class A (a)	2,531	907,237
Bio-Techne Corp.	1,075	73,175
Charles River Laboratories International, Inc. (a)	6,112	1,197,830
Fortrea Holdings, Inc.	10,615	303,483
ICON PLC (a)	8,354	2,057,173
Illumina, Inc. (a)	13,374	1,835,983
IQVIA Holdings, Inc. (a)	1,615	317,751
Maravai LifeSciences Holdings, Inc. (a)	5,511	55,110
QIAGEN NV (a)	27,377	1,108,769
Revvity, Inc.	15,208	1,683,526
Sotera Health Co. (a)	3,493	52,325
		12,436,386
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	21,659	986,134
Elanco Animal Health, Inc. (a)	59,088	664,149
Jazz Pharmaceuticals PLC (a)	3,529	456,794
Organon & Co.	30,793	534,566
Perrigo Co. PLC	16,279	520,114
Royalty Pharma PLC	44,736	1,214,135
Viatris, Inc.	144,093	1,420,757
		5,796,649
TOTAL HEALTH CARE		57,816,409
INDUSTRIALS - 18.8%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	9,118	683,668
Curtiss-Wright Corp.	4,595	898,920
HEICO Corp.	615	99,587
HEICO Corp. Class A	849	109,708
Hexcel Corp.	10,156	661,562
Howmet Aerospace, Inc.	45,697	2,113,486
Huntington Ingalls Industries, Inc.	4,722	966,027
Mercury Systems, Inc. (a)	5,945	220,500
Spirit AeroSystems Holdings, Inc. Class A	11,245	181,494
Textron, Inc.	23,814	1,860,826
TransDigm Group, Inc. (a)	5,247	4,423,903
Woodward, Inc.	7,125	885,353
		13,105,034
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,047	262,438
Expeditors International of Washington, Inc.	15,850	1,816,886
GXO Logistics, Inc. (a)	14,099	826,906
		2,906,230
Building Products - 2.5%
A.O. Smith Corp.	13,194	872,519
Allegion PLC	789	82,214
Armstrong World Industries, Inc.	3,801	273,672
Builders FirstSource, Inc. (a)	15,334	1,908,930
Carlisle Companies, Inc.	5,975	1,549,079
Carrier Global Corp.	100,357	5,539,706
Fortune Brands Home & Security, Inc.	15,228	946,572
Hayward Holdings, Inc. (a)	15,921	224,486
Lennox International, Inc.	3,848	1,440,845
Masco Corp.	27,078	1,447,319
Owens Corning	10,808	1,474,319
The AZEK Co., Inc. (a)	15,818	470,427
Trane Technologies PLC	19,334	3,923,062
		20,153,150
Commercial Services & Supplies - 0.9%
Cintas Corp.	1,146	551,237
Clean Harbors, Inc. (a)	6,095	1,020,059
Driven Brands Holdings, Inc. (a)	7,451	93,808
MSA Safety, Inc.	3,690	581,729
RB Global, Inc.	5,120	320,000
Republic Services, Inc.	24,870	3,544,224
Stericycle, Inc. (a)	11,108	496,639
Tetra Tech, Inc.	5,228	794,813
		7,402,509
Construction & Engineering - 0.8%
AECOM	15,757	1,308,461
EMCOR Group, Inc.	3,690	776,339
MasTec, Inc. (a)	7,488	538,911
MDU Resources Group, Inc.	24,352	476,812
Quanta Services, Inc.	12,758	2,386,639
Valmont Industries, Inc.	2,336	561,131
Willscot Mobile Mini Holdings (a)	17,724	737,141
		6,785,434
Electrical Equipment - 1.5%
Acuity Brands, Inc.	3,762	640,706
AMETEK, Inc.	27,699	4,092,804
Generac Holdings, Inc. (a)	7,326	798,241
Hubbell, Inc. Class B	3,511	1,100,383
nVent Electric PLC	19,815	1,049,997
Plug Power, Inc. (a)(b)	63,057	479,233
Regal Rexnord Corp.	7,967	1,138,325
Sensata Technologies, Inc. PLC	18,175	687,379
Sunrun, Inc. (a)(b)	25,307	317,856
Vertiv Holdings Co.	38,313	1,425,244
		11,730,168
Ground Transportation - 0.8%
Avis Budget Group, Inc. (a)(b)	1,608	288,942
Hertz Global Holdings, Inc. (a)(b)	16,126	197,544
J.B. Hunt Transport Services, Inc.	7,967	1,501,939
Knight-Swift Transportation Holdings, Inc. Class A	18,827	944,174
Landstar System, Inc.	875	154,823
Old Dominion Freight Lines, Inc.	817	334,267
Ryder System, Inc.	5,417	579,348
Saia, Inc. (a)	2,847	1,134,957
Schneider National, Inc. Class B	6,569	181,896
U-Haul Holding Co. (b)	978	53,369
U-Haul Holding Co. (non-vtg.)	6,974	365,368
XPO, Inc. (a)	13,716	1,024,037
		6,760,664
Machinery - 6.1%
AGCO Corp.	7,536	891,358
Allison Transmission Holdings, Inc.	9,874	583,158
CNH Industrial NV	117,728	1,424,509
Crane Co.	5,779	513,406
Cummins, Inc.	17,079	3,901,868
Donaldson Co., Inc.	8,522	508,252
Dover Corp.	16,803	2,344,187
ESAB Corp.	6,766	475,109
Flowserve Corp.	15,757	626,656
Fortive Corp.	42,593	3,158,697
Gates Industrial Corp. PLC (a)	12,686	147,284
Graco, Inc.	11,886	866,252
IDEX Corp.	8,365	1,740,087
Ingersoll Rand, Inc.	48,751	3,106,414
ITT, Inc.	9,949	974,107
Lincoln Electric Holdings, Inc.	431	78,351
Middleby Corp. (a)	6,408	820,224
Nordson Corp.	6,883	1,536,079
Oshkosh Corp.	7,850	749,126
Otis Worldwide Corp.	46,841	3,761,801
PACCAR, Inc.	61,752	5,250,155
Parker Hannifin Corp.	15,393	5,995,881
Pentair PLC	19,753	1,279,007
RBC Bearings, Inc. (a)(b)	3,406	797,447
Snap-On, Inc.	6,263	1,597,441
Stanley Black & Decker, Inc.	18,444	1,541,550
Timken Co.	7,536	553,821
Westinghouse Air Brake Tech Co.	21,477	2,282,361
Xylem, Inc.	25,165	2,290,770
		49,795,358
Marine Transportation - 0.1%
Kirby Corp. (a)	7,172	593,842
Passenger Airlines - 0.9%
Alaska Air Group, Inc. (a)	15,099	559,871
American Airlines Group, Inc. (a)	49,167	629,829
Delta Air Lines, Inc.	73,324	2,712,988
Southwest Airlines Co.	71,603	1,938,293
United Airlines Holdings, Inc. (a)	39,333	1,663,786
		7,504,767
Professional Services - 1.8%
Broadridge Financial Solutions, Inc.	2,306	412,889
CACI International, Inc. Class A (a)	2,718	853,262
Ceridian HCM Holding, Inc. (a)(b)	16,245	1,102,223
Clarivate Analytics PLC (a)(b)	56,444	378,739
Concentrix Corp.	5,265	421,779
Dun & Bradstreet Holdings, Inc.	32,668	326,353
Equifax, Inc.	4,526	829,073
FTI Consulting, Inc. (a)	3,267	582,865
Genpact Ltd.	16,236	587,743
Jacobs Solutions, Inc.	15,152	2,068,248
KBR, Inc.	10,367	611,031
Leidos Holdings, Inc.	16,441	1,515,203
Manpower, Inc.	6,040	442,853
Paycor HCM, Inc. (a)(b)	3,592	82,005
Robert Half, Inc.	12,671	928,531
Science Applications International Corp.	6,474	683,266
SS&C Technologies Holdings, Inc.	26,175	1,375,235
TransUnion Holding Co., Inc.	23,260	1,669,835
		14,871,133
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	12,464	491,206
Core & Main, Inc. (a)	12,934	373,146
Fastenal Co.	17,255	942,813
Ferguson PLC	23,509	3,866,525
MSC Industrial Direct Co., Inc. Class A	5,528	542,573
SiteOne Landscape Supply, Inc. (a)	3,631	593,487
United Rentals, Inc.	6,570	2,920,825
Watsco, Inc. (b)	3,002	1,133,915
WESCO International, Inc.	5,330	766,561
		11,631,051
TOTAL INDUSTRIALS		153,239,340
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 0.5%
Ciena Corp. (a)	17,870	844,536
F5, Inc. (a)	7,256	1,169,232
Juniper Networks, Inc.	38,342	1,065,524
Lumentum Holdings, Inc. (a)	8,194	370,205
Ubiquiti, Inc.	77	11,188
ViaSat, Inc. (a)(b)	14,016	258,735
		3,719,420
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	34,901	2,931,335
Arrow Electronics, Inc. (a)	6,898	863,906
Avnet, Inc.	10,953	527,825
CDW Corp.	941	189,856
Cognex Corp.	20,814	883,346
Coherent Corp. (a)	14,294	466,556
Corning, Inc.	91,632	2,792,027
Crane Nxt Co.	5,769	320,583
IPG Photonics Corp. (a)	3,596	365,138
Jabil, Inc.	5,714	725,049
Keysight Technologies, Inc. (a)	15,908	2,104,787
Littelfuse, Inc.	2,916	721,185
National Instruments Corp.	3,425	204,199
TD SYNNEX Corp.	5,008	500,099
Teledyne Technologies, Inc. (a)	5,613	2,293,360
Trimble, Inc. (a)	29,683	1,598,726
Vontier Corp.	12,355	382,017
Zebra Technologies Corp. Class A (a)	5,056	1,195,896
		19,065,890
IT Services - 1.6%
Akamai Technologies, Inc. (a)	18,527	1,973,867
Amdocs Ltd.	14,320	1,209,897
Cognizant Technology Solutions Corp. Class A	61,188	4,144,875
DXC Technology Co. (a)	25,347	527,978
GoDaddy, Inc. (a)	7,320	545,194
Kyndryl Holdings, Inc. (a)	27,234	411,233
Okta, Inc. (a)	16,930	1,379,964
Twilio, Inc. Class A (a)(b)	17,029	996,707
VeriSign, Inc. (a)	10,321	2,090,312
		13,280,027
Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc. (a)	6,646	491,538
Entegris, Inc.	17,047	1,600,884
First Solar, Inc. (a)	12,816	2,070,937
GlobalFoundries, Inc. (a)(b)	9,443	549,488
Marvell Technology, Inc.	102,945	5,572,413
Microchip Technology, Inc.	18,590	1,450,950
MKS Instruments, Inc.	7,999	692,233
ON Semiconductor Corp. (a)	51,933	4,827,172
Qorvo, Inc. (a)	11,782	1,124,828
Skyworks Solutions, Inc.	19,145	1,887,506
Teradyne, Inc.	3,122	313,636
Universal Display Corp.	3,081	483,686
Wolfspeed, Inc. (a)(b)	14,938	569,138
		21,634,409
Software - 1.5%
ANSYS, Inc. (a)	1,831	544,814
AppLovin Corp. (a)	18,795	751,048
Aspen Technology, Inc. (a)	3,360	686,314
Bentley Systems, Inc. Class B	1,682	84,369
Bill Holdings, Inc. (a)	12,356	1,341,491
CCC Intelligent Solutions Holdings, Inc. Class A (a)	24,123	322,042
Dolby Laboratories, Inc. Class A	7,123	564,569
Dropbox, Inc. Class A (a)	3,445	93,807
Gen Digital, Inc.	56,310	995,561
Guidewire Software, Inc. (a)	9,825	884,250
HashiCorp, Inc. (a)	3,692	84,288
Informatica, Inc. (a)(b)	4,718	99,408
nCino, Inc. (a)(b)	7,621	242,348
NCR Corp. (a)	15,298	412,587
Nutanix, Inc. Class A (a)	20,943	730,492
PTC, Inc. (a)	6,581	932,396
SentinelOne, Inc. (a)	23,898	402,920
Tyler Technologies, Inc. (a)	1,224	472,635
UiPath, Inc. Class A (a)	10,497	179,604
Unity Software, Inc. (a)(b)	20,984	658,688
Zoom Video Communications, Inc. Class A (a)	30,229	2,114,216
		12,597,847
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	155,794	2,706,142
HP, Inc.	82,842	2,129,039
NetApp, Inc.	15,270	1,158,688
Pure Storage, Inc. Class A (a)	7,354	261,949
Western Digital Corp. (a)	38,480	1,755,842
		8,011,660
TOTAL INFORMATION TECHNOLOGY		78,309,253
MATERIALS - 7.8%
Chemicals - 3.8%
Albemarle Corp.	14,102	2,397,904
Ashland, Inc.	5,687	464,514
Axalta Coating Systems Ltd. (a)	23,801	640,247
Celanese Corp. Class A	11,901	1,493,814
CF Industries Holdings, Inc.	23,543	2,018,577
Corteva, Inc.	85,935	4,396,435
DuPont de Nemours, Inc.	55,298	4,124,678
Eastman Chemical Co.	14,281	1,095,638
Element Solutions, Inc.	26,911	527,725
FMC Corp.	12,800	857,216
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	167,369	302,938
Huntsman Corp.	20,400	497,760
International Flavors & Fragrances, Inc.	30,765	2,097,250
LyondellBasell Industries NV Class A	31,156	2,950,473
NewMarket Corp.	747	339,915
Olin Corp.	15,553	777,339
PPG Industries, Inc.	21,173	2,748,255
RPM International, Inc.	12,384	1,174,127
The Chemours Co. LLC	17,919	502,628
The Mosaic Co.	39,857	1,418,909
Westlake Corp.	3,895	485,590
		31,311,932
Construction Materials - 0.7%
Eagle Materials, Inc.	1,442	240,122
Martin Marietta Materials, Inc.	7,432	3,050,687
Vulcan Materials Co.	12,437	2,512,523
		5,803,332
Containers & Packaging - 1.7%
Amcor PLC	178,236	1,632,642
Aptargroup, Inc.	7,874	984,565
Ardagh Group SA (a)	2,333	10,044
Ardagh Metal Packaging SA	1,216	3,806
Avery Dennison Corp.	6,525	1,191,922
Ball Corp.	37,122	1,847,933
Berry Global Group, Inc.	14,361	889,090
Crown Holdings, Inc.	12,775	1,130,332
Graphic Packaging Holding Co.	16,981	378,337
International Paper Co.	41,702	1,479,170
Packaging Corp. of America	10,651	1,635,461
Sealed Air Corp.	7,707	253,252
Silgan Holdings, Inc.	10,018	431,876
Sonoco Products Co.	11,782	640,352
WestRock Co.	30,618	1,096,124
		13,604,906
Metals & Mining - 1.5%
Alcoa Corp.	21,445	623,192
Cleveland-Cliffs, Inc. (a)	61,221	956,884
MP Materials Corp. (a)(b)	12,473	238,234
Nucor Corp.	30,323	4,741,001
Reliance Steel & Aluminum Co.	7,038	1,845,575
Royal Gold, Inc.	7,895	839,475
SSR Mining, Inc.	24,736	328,741
Steel Dynamics, Inc.	19,348	2,074,493
United States Steel Corp.	26,670	866,242
		12,513,837
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	7,706	425,911
TOTAL MATERIALS		63,659,918
REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 9.2%
Agree Realty Corp.	11,066	611,286
Alexandria Real Estate Equities, Inc.	20,666	2,068,667
American Homes 4 Rent Class A	40,079	1,350,262
Americold Realty Trust	32,510	988,629
Apartment Income (REIT) Corp.	17,953	551,157
AvalonBay Communities, Inc.	17,069	2,931,430
Boston Properties, Inc.	18,900	1,124,172
Brixmor Property Group, Inc.	36,063	749,389
Camden Property Trust (SBI)	12,494	1,181,683
Cousins Properties, Inc.	18,147	369,654
CubeSmart	26,935	1,027,032
Digital Realty Trust, Inc.	35,968	4,352,847
EastGroup Properties, Inc.	5,283	879,778
EPR Properties	8,901	369,748
Equity Lifestyle Properties, Inc.	14,395	917,105
Equity Residential (SBI)	44,927	2,637,664
Essex Property Trust, Inc.	7,687	1,630,336
Extra Space Storage, Inc.	25,192	3,062,843
Federal Realty Investment Trust (SBI)	9,738	882,555
First Industrial Realty Trust, Inc.	15,900	756,681
Gaming & Leisure Properties	30,286	1,379,527
Healthcare Trust of America, Inc.	45,779	699,045
Healthpeak Properties, Inc.	65,910	1,210,108
Highwoods Properties, Inc. (SBI)	12,478	257,172
Host Hotels & Resorts, Inc.	85,136	1,368,136
Invitation Homes, Inc.	73,618	2,332,954
Iron Mountain, Inc.	17,612	1,047,033
Kilroy Realty Corp.	13,988	442,161
Kimco Realty Corp.	72,885	1,282,047
Lamar Advertising Co. Class A	2,387	199,243
Medical Properties Trust, Inc. (b)	71,186	387,964
Mid-America Apartment Communities, Inc.	13,981	1,798,656
National Storage Affiliates Trust	9,572	303,815
NNN (REIT), Inc.	21,837	771,720
Omega Healthcare Investors, Inc.	28,201	935,145
Park Hotels & Resorts, Inc.	25,609	315,503
Rayonier, Inc.	17,696	503,628
Realty Income Corp.	81,138	4,052,032
Regency Centers Corp.	21,749	1,292,761
Rexford Industrial Realty, Inc.	24,800	1,223,880
SBA Communications Corp. Class A	11,631	2,328,177
Simon Property Group, Inc.	30,560	3,301,397
Spirit Realty Capital, Inc.	16,986	569,541
Stag Industrial, Inc.	21,632	746,520
Sun Communities, Inc.	11,573	1,369,549
UDR, Inc.	37,282	1,329,849
Ventas, Inc.	48,121	2,027,338
VICI Properties, Inc.	120,900	3,518,190
Vornado Realty Trust	21,198	480,771
Welltower, Inc.	59,852	4,903,076
Weyerhaeuser Co.	88,207	2,704,427
WP Carey, Inc.	25,525	1,380,392
		74,904,675
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	37,313	2,755,938
CoStar Group, Inc. (a)	27,756	2,134,159
Howard Hughes Holdings, Inc.	4,037	299,263
Jones Lang LaSalle, Inc. (a)	5,709	805,997
Zillow Group, Inc.:
Class A (a)	6,635	297,182
Class C (a)	18,620	859,499
		7,152,038
TOTAL REAL ESTATE		82,056,713
UTILITIES - 7.3%
Electric Utilities - 3.8%
Alliant Energy Corp.	30,243	1,465,273
Avangrid, Inc. (b)	8,518	256,988
Constellation Energy Corp.	39,465	4,304,842
Edison International	45,537	2,882,037
Entergy Corp.	25,504	2,359,120
Evergy, Inc.	26,815	1,359,521
Eversource Energy	42,020	2,443,463
FirstEnergy Corp.	65,614	2,242,687
Hawaiian Electric Industries, Inc.	13,142	161,778
IDACORP, Inc.	6,083	569,673
NRG Energy, Inc.	27,805	1,071,049
OGE Energy Corp.	24,096	803,120
PG&E Corp. (a)	240,512	3,879,459
Pinnacle West Capital Corp.	13,629	1,004,185
PPL Corp.	88,888	2,094,201
Xcel Energy, Inc.	66,372	3,797,806
		30,695,202
Gas Utilities - 0.3%
Atmos Energy Corp.	17,353	1,838,203
National Fuel Gas Co.	10,701	555,489
UGI Corp.	25,210	579,830
		2,973,522
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	15,977	382,489
Clearway Energy, Inc.:
Class A	4,178	83,226
Class C	9,804	207,453
The AES Corp.	31,170	473,784
Vistra Corp.	31,488	1,044,772
		2,191,724
Multi-Utilities - 2.4%
Ameren Corp.	31,548	2,360,737
CenterPoint Energy, Inc.	76,029	2,041,379
CMS Energy Corp.	35,024	1,860,125
Consolidated Edison, Inc.	41,767	3,572,332
DTE Energy Co.	24,809	2,463,038
NiSource, Inc.	49,740	1,227,583
Public Service Enterprise Group, Inc.	59,836	3,405,267
WEC Energy Group, Inc.	38,000	3,060,900
		19,991,361
Water Utilities - 0.5%
American Water Works Co., Inc.	23,468	2,906,042
Essential Utilities, Inc.	29,252	1,004,221
		3,910,263
TOTAL UTILITIES		59,762,072
TOTAL COMMON STOCKS (Cost $717,323,180)		812,188,869

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $97,881)	100,000	97,892

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,247,239	3,247,888
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	25,844,367	25,846,951
TOTAL MONEY MARKET FUNDS (Cost $29,094,839)		29,094,839

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $746,515,900)	841,381,600
NET OTHER ASSETS (LIABILITIES) - (3.3)% (g)	(27,181,504)
NET ASSETS - 100.0%	814,200,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Dec 2023	2,016,320	5,520	5,520

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $97,892.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $195,046 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	596,456	36,421,960	33,770,528	16,083	-	-	3,247,888	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	44,022,747	32,075,715	50,251,511	115,559	-	-	25,846,951	0.1%
Total	44,619,203	68,497,675	84,022,039	131,642	-	-	29,094,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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